Risk Management - Allowance for Credit Losses by Stage (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Balance, beginning of year	$ 828	$ 929
Net re-measurement due to transfers	0	0
Transfer to stage 1	0	0
Transfer to stage 2	0	0
Transfer to stage 3	0	0
Net originations, purchases, disposals and repayments	(49)	(131)
Changes to risk, parameters, and models	44	(5)
Foreign exchange and other adjustments	(14)	35
Balance, end of year	809	828
Stage 1
Disclosure of credit risk exposure [line items]
Balance, beginning of year	434	483
Net re-measurement due to transfers	4	4
Transfer to stage 1	11	12
Transfer to stage 2	(7)	(7)
Transfer to stage 3	0	(1)
Net originations, purchases, disposals and repayments	59	36
Changes to risk, parameters, and models	(72)	(107)
Foreign exchange and other adjustments	(15)	18
Balance, end of year	410	434
Stage 2
Disclosure of credit risk exposure [line items]
Balance, beginning of year	213	209
Net re-measurement due to transfers	(31)	(22)
Transfer to stage 1	(11)	(12)
Transfer to stage 2	7	7
Transfer to stage 3	(27)	(17)
Net originations, purchases, disposals and repayments	(11)	(8)
Changes to risk, parameters, and models	(1)	21
Foreign exchange and other adjustments	(3)	13
Balance, end of year	167	213
Stage 3
Disclosure of credit risk exposure [line items]
Balance, beginning of year	181	237
Net re-measurement due to transfers	27	18
Transfer to stage 1	0	0
Transfer to stage 2	0	0
Transfer to stage 3	27	18
Net originations, purchases, disposals and repayments	(97)	(159)
Changes to risk, parameters, and models	117	81
Foreign exchange and other adjustments	4	4
Balance, end of year	$ 232	$ 181